SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of accounts receivable and allowance for credit losses

	Year Ended December 31,
	2025	2024
Accounts receivable, current	$4,279,791	$1,897,471
Accounts receivable	—	—
Total accounts receivable	$4,279,791	$1,897,471

Less: allowance for credit losses	$(1,213,165)	$—
Total accounts receivable, net	3,066,626	1,897,471

Allowance for expected credit losses
Balance as of January 1, 2024	$—
Period change for current expected credit losses	—
Balance as of December 31, 2024	—
Period change for current expected credit losses	1,340,462
Utilization of Expected credit loss	(127,297)
Balance as of December 31, 2025	$1,213,165

Schedule of Inventories

	March 31,	December 31,
	2026	2025
Parts	$412,087	$472,079
Finished Goods	181,937	161,719
Total	$594,024	$633,798

	December 31,	December 31,
	2025	2024
Parts	$472,079	$164,131
Finished Goods	161,719	386,564
Total	$633,798	$550,695

Schedule of property, plant and equipment, useful life

Estimated
Classification	Useful Life
Furniture and fixtures	3-5 years
Machinery and equipment	3-10 years
Vehicles	3-6 years
Property improvements	5 years
Buildings	15 years

Schedule of intangible assets, useful life

Estimated
Classification	Useful Life
Customer Relationships	8 - 25 years
Trade Names	3 - 10 years
Noncompetition Agreements	5 years
Acquired Technology	5 - 10 years
Intellectual Property	5 - 15 years
Internally Developed Software	3-5 years

Schedule of contract assets and liability activity

Balance as of January 1, 2025	$206,750
Recognition of costs on contracts where performance obligations completed during the period	(206,750)
Deferral of costs on contracts where performance obligations were not complete	$167,126
Balance as of March 31, 2025	167,126

Balance as of January 1, 2026	303,910
Recognition of costs on contracts where performance obligations completed during the period	(287,375)
Deferral of costs on contracts where performance obligations were not complete	$128,806
Balance as of March 31, 2026	$145,341

Balance as of January 1, 2025	$602,469
Recognition of revenue recorded as a contract liability as of January 1, 2025	(389,375)
Customer advance payments	759,308
Balance as of March 31, 2025	972,402

Balance as of January 1, 2026	772,013
Recognition of revenue recorded as a contract liability as of January 1, 2026	(490,756)
Customer advance payments	1,362,824
Balance as of March 31, 2026	$1,644,081

The following table summarizes the contract asset activity for the years ended December 31, 2025 and 2024:

Balance as of January 1, 2024	$343,646
Deferral of costs on contracts where performance obligations were not complete	(343,646)
Balance as of December 31, 2024	206,750
Recognition of costs on contracts where performance obligations completed during the period	(206,750)
Deferral of costs on contracts where performance obligations were not complete	303,910
Balance as of December 31, 2025	$303,910

The following table summarizes the contract liability activity for the years ended December 31, 2025 and 2024:

Balance as of January 1, 2024	$1,120,817
Recognition of revenue recorded as a contract liability as of January 1, 2024	(1,075,911)
Customer advance payments	557,563
Balance as of December 31, 2024	602,469
Recognition of revenue recorded as a contract liability as of December 31, 2024	(389,375)
Adjustments for the cancelled contract	(175,312)
Customer advance payments	734,231
Balance as of December 31, 2025	$772,013

Schedule of outstanding shares of common stock equivalents

Options	14,810
Warrants	408,359
Issuable shares upon potential conversion of convertible notes	2,079,108
Total	2,502,277

Options	$14,810
Warrants	408,359
Convertible notes payable that convert into common stock	316,398
Total	739,567